BASIS OF PRESENTATION - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2024	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2024 USD ($)	Sep. 30, 2023 USD ($)
Stockholders' Equity, Reverse Stock Split			During July 2024, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.		During March 2023 and July 2024, the Company effectuated a twenty-for-one reverse stock split and an eighteen-for-one reverse stock split, respectively. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.
Reverse stock split ratio		0.05
Bad debt expense related to termination of managed service agreements					$ 4,358	$ 1,370
Duration for uncollectible, accounts receivable, net			24 months		24 months
Retained earnings		$ (47,700)	$ (74,417)	$ (53,752)	$ (70,634)	$ (44,556)		$ (61,192)
Correction of immaterial error
Amount settled				381
Retained earnings		$ 1,170		$ 380				$ 379
Cumulative Effect, Period of Adoption, Adjustment
Retained earnings							$ (22)
Subsequent Events
Reverse stock split ratio	0.056